Property and Equipment - Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 290	$ 565
Less: accumulated depreciation and amortization	(191)	(339)
Property and equipment, net	$ 99	226
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Office Furniture, Computer and Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 239	493
Office Furniture, Computer and Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Office Furniture, Computer and Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Property and equipment, gross	$ 7	16
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Property and equipment, gross	$ 44	44
Equipment in progress [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	0 years
Property and equipment, gross		$ 12